1 (212) 318-6054

vadimavdeychik@paulhastings.com

May 17, 2022

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Innovations Trust (the “Trust”)
File Nos. 333-228684; 811-23395

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 6 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 13, 2022 (Accession #: 0001193125-22-150231).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik, Esq.
PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC